UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1 – Proxy Voting Record.

SANDRIDGE ENERGY, INC.
Security	80007P869		Meeting Type		Annual
Ticker Symbol	SD		Meeting Date		15-Jun-2017
ISIN	US80007P8692		Agenda		934617929 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: JAMES D. BENNETT	Management	For	For
1B.	ELECTION OF DIRECTOR: MICHAEL L. BENNETT	Management	For	For
1C.	ELECTION OF DIRECTOR: JOHN V. GENOVA	Management	For	For
1D.	ELECTION OF DIRECTOR: WILLIAM M. GRIFFIN, JR.	Management	For	For
1E.	ELECTION OF DIRECTOR: DAVID J. KORNDER	Management	For	For
2.	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	Management	For	For
3.	APPROVE, IN A NON-BINDING VOTE, THE COMPENSATION PROVIDED TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	For	For
4.	RECOMMEND, IN A NON-BINDING VOTE, WHETHER A NON-BINDING STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	Management	1 Year	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, President and Chief Executive Officer

Date: August 24, 2017